CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Cash and due from banks	$ 19,453	$ 18,511
Interest-bearing deposits	18,299	10,086
Federal funds sold	24,476	1,700
Total cash and cash equivalents	62,228	30,297
Securities:
Available-for-sale	395,019	397,886
Held-to-maturity (fair market value $4,089 and $22,263 as of December 31, 2015 and December 31, 2014, respectively)	4,059	21,985
Total securities	399,078	419,871
Loans, net of deferred fees	731,266	652,052
Allowance for loan and lease losses	(8,634)	(7,934)
Net loans	722,632	644,118
Bank premises and equipment, net	25,518	25,773
Other real estate owned	62	5
Bank owned life insurance	26,552	26,176
Goodwill	9,018	9,018
Other assets	15,222	15,737
TOTAL ASSETS	1,260,310	1,170,995
Deposits:
Noninterest-bearing	239,226	204,358
Interest-bearing	864,575	815,597
Total deposits	1,103,801	1,019,955
Securities sold under agreements to repurchase	24,177	22,834
Accounts payable and accrued liabilities	14,542	13,622
TOTAL LIABILITIES	$ 1,142,520	$ 1,056,411
Commitments and contingencies (Note 11)
SHAREHOLDERS' EQUITY
Common stock - $10 par value per share, 8,000,000 shares authorized; 4,739,502 and 4,900,576 shares issued and outstanding as of December 31, 2015 and December 31, 2014, respectively	$ 47,395	$ 49,006
Retained earnings	71,583	67,609
Accumulated other comprehensive loss	(1,283)	(2,126)
TOTAL SHAREHOLDERS' EQUITY BEFORE NONCONTROLLING INTEREST - PREFERRED STOCK OF SUBSIDIARY	117,695	114,489
Noncontrolling interest - preferred stock of subsidiary	95	95
TOTAL SHAREHOLDERS' EQUITY	117,790	114,584
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,260,310	$ 1,170,995